Annual Fund Operating Expenses - Class P3 Shares - Voya Multi-Manager International Small Cap Fund - Class P3	Feb. 28, 2021
Operating Expenses:
Management Fees	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	1.46%
Total Annual Fund Operating Expenses	2.46%
Waivers and Reimbursements	(2.46%)	[1]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	none

[1]	The adviser is contractually obligated to limit expenses to 0.00% for Class P3 shares through March 1, 2022. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. This limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Fund’s board.